DERIVATIVE FINANCIAL INSTRUMENTS - Notional values (Details) kr in Millions	12 Months Ended
	Dec. 31, 2022 DKK (kr) USD ($) $ / kr	Dec. 31, 2021 USD ($) DKK (kr) $ / kr MT	Dec. 31, 2020 USD ($) DKK (kr) $ / kr MT
DERIVATIVE FINANCIAL INSTRUMENTS
Hedge ratio when hedge accounting is applied	1.00%
Forward exchange contracts (USD/DKK) | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value | kr	280.3	274.0	231.5
Average hedge USD/DKK | $ / kr	6.9	6.3	6.4
Forward exchange contracts (USD/DKK) | Due within one year | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value | kr	280.3	274.0	231.5
Interest rate swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	687,200,000	768,700,000	757,500,000
Average interest rate (as a percent)	1.37%	1.38%	2.11%
Interest rate swaps | Due within one year | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	136,900,000	130,900,000	318,000,000.0
Interest rate swaps | Due between one and two years | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	51,600,000	136,900,000	84,000,000.0
Interest rate swaps | Due after two years | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	498,700,000	500,900,000	355,500,000
Bunker swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Bunker swaps (weight in MT) | MT		9,920.0	19,783.0
Average price of the hedging instrument		642.4	326.9
Bunker swaps | Due within one year | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Bunker swaps (weight in MT) | MT		9,920.0	19,783.0